BDI INVESTMENT CORPORATION

                                   __________


                     REPORT ON AUDITED FINANCIAL STATEMENTS
              For the Years Ended June 28, 1997 and June 29, 1996

                                   __________

                       REPORT OF INDEPENDENT ACCOUNTANTS




To the Board of Directors of
   BDI Investment Corporation


We have audited the accompanying statement of assets and liabilities of BDI Investment Corporation, including the schedule of portfolio investments, as of June 28, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of June 28, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BDI Investment Corporation as of June 28, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.



                                                     /s/Coopers & Lybrand L.L.P.
                                                     ---------------------------
                                                     Coopers & Lybrand L.L.P.

San Diego, California
July 28, 1997

                           BDI INVESTMENT CORPORATION

                      STATEMENT OF ASSETS AND LIABILITIES
                                 June 28, 1997

                                   ----------

ASSETS AND LIABILITIES
Assets:
         Investments, at value (cost: $13,670,000) (Notes 2 and 6)    $13,869,000
         Cash and cash equivalents ...............................         82,000
         Interest receivable .....................................        253,000
         Other assets ............................................         11,000
                                                                      -----------

                           Total assets ..........................     14,215,000

Liabilities:
         Payable to affiliate ....................................         12,000
         Accrued expenses ........................................         10,000
         Dividend payable ........................................        501,000
                                                                      -----------

                           Total liabilities .....................        523,000

NET ASSETS

Net assets (Note 8) ..............................................    $13,692,000
                                                                      ===========

Net asset value per share (based on 1,421,551 shares outstanding)     $      9.63
                                                                      ===========



                  The accompanying notes are an integral part
                          of the financial statements.

                                  BDI INVESTMENT CORPORATION

                                   STATEMENT OF OPERATIONS
                               For the Year Ended June 28, 1997

                                          ----------

Investment income:
         Tax-exempt interest ...................................................    $782,000
         Partnership distribution ..............................................      34,000
         Tax-exempt dividends ..................................................       3,000
                                                                                    --------
                                                                                     819,000
Expenses:
         Bookkeeping ...........................................................      26,000
         Professional fees......................................................      14,000
         Directors' fees .......................................................      13,000
         Transfer agent fees ...................................................       4,000
         Other operating .......................................................       7,000
                                                                                    --------

                                                                                      64,000
                                                                                    --------
                           Net investment income ...............................     755,000
                                                                                    --------
Realized and unrealized gain on investments:
         Proceeds from sales and bond redemptions ..............................     710,000
         Cost of investments  sold and redeemed  (identified cost basis)........     714,000
                                                                                    --------

         Net realized loss on investments transactions..........................      (4,000)
         Net change in unrealized appreciation on investments...................     462,000
                                                                                    --------

                           Net gain on investments .............................     458,000
                                                                                    --------

Net increase in net assets resulting from operations............................  $1,213,000
                                                                                  ==========


                         The accompanying notes are an integral part
                                 of the financial statements.

                                   BDI INVESTMENT CORPORATION

                               STATEMENTS OF CHANGES IN NET ASSETS
                       For the Years Ended June 28, 1997 and June 29, 1996

                                           ----------

                                                                       1997             1996
                                                                  ------------     ------------
Increase (decrease) in net assets from operations:
         Net investment income ...............................    $    755,000     $    768,000
         Net realized gain (loss) on investments .............          (4,000)          75,000
         Net change in unrealized appreciation on investments          462,000          150,000
                                                                  ------------     ------------

                           Change in net assets resulting
                           from operations ...................       1,213,000          993,000

Distributions to shareholders from net investment income .....        (802,000)        (707,000)
                                                                  ------------     ------------

                           Change in net assets ..............         411,000          286,000

Net assets:
         Beginning of period .................................      13,281,000       12,995,000
                                                                  ------------     ------------

         End of period (including undistributed
                  net investment income of $563,000 - 1997 and
                  $609,000 - 1996) ...........................    $ 13,692,000     $ 13,281,000
                                                                  ============     ============




                         The accompanying notes are an integral part
                                 of the financial statements.

                           BDI INVESTMENT CORPORATION

                          NOTES TO FINANCIAL STATEMENTS

                                   ----------


1. General:

On January 10, 1984, BDI Investment Corporation (the "Company") filed a Registration Statement on Form N-2 with the Securities and Exchange Commission to register under the Investment Company Act of 1940 as a closed-end diversified management investment company. The Company initiated operations as a regulated investment company on June 30, 1984.

2. Summary of Significant Accounting Policies:

Cash Equivalents

Cash equivalents represent highly liquid money market funds.

Investments

The investment portfolio consists primarily of tax-exempt bonds which are valued at the last bid price on the last business day of the quarter.

Gross unrealized appreciation and depreciation on investments on a federal income tax basis as of June 28, 1997 were $388,000 and $(189,000), respectively. The aggregate cost of securities for federal income tax purposes approximates amortized cost.

Income Recognition

Security transactions are recorded on the trade date. Any premiums paid or discounts received are recognized in the determination of realized gain or loss. The Company amortizes bond premiums over the life of the bond using the effective yield method. Bond discounts are not amortized. Purchased interest income is accrued and recorded based upon settlement dates. The difference between amortized cost and value is reflected as unrealized appreciation (depreciation) on investments.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expense during the reporting period. Actual results could differ from estimates.

Fair Value of Financial Instruments

Statement of Financial Accounting Standards ("SFAS") No. 107, Disclosure About Fair Value of Financial Instruments, defines the fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties. The carrying value of cash and cash equivalents, interest receivable, other assets, accrued expenses, dividends payable and payable to affiliate approximate fair value because of the short maturity of those instruments.

                           BDI INVESTMENT CORPORATION

                                   ----------


2. Summary of Significant Accounting Policies, Continued:

Taxes

The Company has qualified as a Regulated Investment Company under certain provisions of the Internal Revenue Code beginning with the fiscal year starting July 1, 1984. Under such provisions, the Company will not be subject to federal income tax on income which it receives and distributes to its shareholders, provided that it distributes substantially all such income. As a Regulated Investment Company, the Company "passes through" to its shareholders the character of the income which it receives.

Distributions

It is the Company's policy to record distributions to shareholders as of the earlier of the date they are declared by the Board of Directors or the record date. All dividends declared during the current year represent distributions from net investment income.

Distributions during 1997 and 1996 consisted of one $.0848, one $.1300 and one $.3500; and one $.0473, one $.20 and one $.25 dividends, respectively.

Fiscal Year

The Company's fiscal year ends on the Saturday nearest the end of June. The current year presented represents a 52 week year.

3. Off Balance Sheet Risk and Concentration of Credit Risk:

The Company invests primarily in California state and municipal bonds, most of which are guaranteed by the state or privately insured. At June 28, 1997, the value of such bonds was approximately $13,433,000. In addition, the Company's cash and cash equivalents consist of uninsured deposits with a major broker-dealer. The Company holds financial instruments with off balance sheet risk in the normal course of business, specifically relating to bonds with call provisions. Such bonds are recorded at value in the amount of $4,160,000 which is in excess of stated call value of $3,993,000 at year end.

4. Director's Fees:

The Company pays fees and provides expense reimbursement to members of the Board of Directors who are not officers of the Company. Directors' fees for the year ended June 28, 1997 were $13,000.

                           BDI INVESTMENT CORPORATION

                                   ----------

5. Related Party Transactions:

The Company pays an affiliate for bookkeeping services. Fees for the year ended June 28, 1997 were approximately $26,000.

Investment management services are provided to the Company by its chief executive officer and principal shareholder. The Company's chief executive officer does not charge fees for these services because he is the majority shareholder.

Certain legal services are provided to the Company by the secretary of the Company. Fees paid for these services aggregated $200 during 1997.

6. Purchases and Sales of Securities:

For the year ended June 28, 1997, the aggregate cost of security purchases was $894,000, and the aggregate proceeds from sales or redemptions of securities was $710,000.

No fees are charged by the securities custodian, a customary practice when securities transactions occur with that institution.

7. Income Taxes:

For the year ended June 28, 1997, no income tax expense was incurred due to the Company's qualification as a Regulated Investment Company and the distribution of substantially all of its income for the current fiscal year to its shareholders (see Note 2). At June 28, 1997, the Company has capital loss carryovers totaling $105,000 which expire in the years 2000 to 2003.

                           BDI INVESTMENT CORPORATION

                                   ----------


8. Net Assets:

As of June 28, 1997, net assets consist of:


Preferred stock, without par value: authorized,
         500,000 shares; issued, none ........................     $       --
Common stock, par value $.10 per share: authorized,
         4,500,000 shares; issued, 1,425,151 .................          143,000
                  Less treasury stock at cost, 3,600 shares ..          (22,000)
Additional paid-in capital ...................................        3,673,000
Accumulated undistributed net investment income ..............          563,000
Accumulated undistributed net realized losses ................         (106,000)
Unrealized appreciation on investments .......................          199,000
Retained earnings at June 30, 1984 ...........................        9,242,000
                                                                   ------------
                                                                   $ 13,692,000
                                                                   ============

Retained earnings at June 30, 1984 represents cumulative undistributed earnings of the Company prior to its qualification as a regulated investment company (see
Note 1).

                                   BDI INVESTMENT CORPORATION

                                SCHEDULE OF PORTFOLIO INVESTMENTS
                                          June 28, 1997
                                           ----------


                                                                                       Value at
          Cost    Issuer and Title of Issue                          Par Value         Year End
          ----    -------------------------                          ---------         --------

                  Tax Exempt Bonds (97% of Investment Portfolio)

                  California
                  ----------
     $   103,000  Anaheim, California; Water Revenue;              $   100,000      $   106,000
                  6.000%; July 1, 2003

         100,000  Associated Bay Area Government;                      100,000          100,000
                  Certificate of  Participation; 5.625%;
                  October 1, 1998

         100,000  Associated Bay Area Government;                      100,000          101,000
                  Certificate of  Participation;
                  5.900%; October 1, 1999

         253,000  Associated Bay Area Government;                      255,000          258,000
                  Certificate of  Participation;
                  6.100%; October 1, 2000

         200,000  Bakersfield, California; Public                      200,000          205,000
                  Financing Authority  Revenue;
                  Series A; 5.800%; September 15, 2006

         110,000  Banning, California; Community                       115,000          119,000
                  Redevelopment  Agency; 7.000%;
                  March 1, 2020

         263,000  Buena Park, California; Community                    265,000          270,000
                  Redevelopment Agency; 6.300%;
                  September 1, 1999

         258,000  Buena Park, California; Community                    260,000          265,000
                  Redevelopment Agency; 6.300%;
                  March 1, 1999

                                   BDI INVESTMENT CORPORATION

                          SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                         June 28, 1997
                                           ----------


                                                                                       Value at
          Cost    Issuer and Title of Issue                          Par Value         Year End
          ----    -------------------------                          ---------         --------

                  Tax Exempt Bonds (97% of Investment Portfolio), Continued

     $   138,000  California Educational Facilities Authority      $  135,000       $   144,000
                  Revenue Refunding, Harvey Mudd College;
                  6.050%; December 1, 2008

         100,000  California Health Facilities Financing              100,000           105,000
                  Authority Revenue, Refunding AIDS
                  Healthcare Foundation; 5.900%;
                  September 1, 2002

         202,000  California Health Facilities Financing              200,000           212,000
                  Authority Revenue, Refunding AIDS
                  Healthcare Foundation; 6.000%;
                  September 1, 2003

         52,000   California Health Facilities Financing               50,000            54,000
                  Authority Revenue, Refunding Kaiser
                  Permanente; Series A; 7.000%;
                  October 1, 2008

         200,000  California Higher Education Loan Authority,         200,000           200,000
                  Inc.; Student Refunding Senior Lien;
                  3.950%; April 1, 2000

         25,000   California Housing Finance Agency                    25,000            26,000
                  Revenue, Home Mortgage; Series C;
                  6.250%; February 1, 2006

         135,000  California; Special District                        135,000           138,000
                  Financial Authority; Certificate
                  of Participation; 8.000%; July 1, 1998

         149,000  California; State Public Works Board;               150,000           157,000
                  Lease; RFDG - Long Beach and
                  San Luis Obispo Series B; 5.600%;
                  April 1, 2006

         101,000  California; State Public Works Board;               100,000           109,000
                  Series 1991 A; Lease Revenue Bonds,
                  Department of Correction; 6.400%;
                  September 1, 2008

                                   BDI INVESTMENT CORPORATION

                          SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                         June 28, 1997
                                           ----------


                                                                                         Value at
          Cost    Issuer and Title of Issue                            Par Value         Year End
          ----    -------------------------                            ---------         --------

                  Tax Exempt Bonds (97% of Investment Portfolio), Continued
     $   100,000  California State General Obligations;               $   100,000      $   100,000
                  6.500%; August 1, 1997

         175,000  California State Department of                          175,000          176,000
                  Veteran General Obligation, 7.000%;
                  April 1, 2016

         417,000  California; Statewide Community Development             425,000          429,000
                  Certificate of Participation, San Gabriel Valley,
                  5.375%; September 1, 2007

         100,000  Compton, California; Community                          100,000          107,000
                  Redevelopment Agency; RFTG T/A
                  Walnut Industrial Series B;
                  7.700%; August 1, 1999

         325,000  Compton, California; Community                          325,000          354,000
                  Redevelopment Agency; RFTG T/A
                  Walnut Industrial Series B;
                  7.800%; August 1, 2001

         100,000  Contra Costa County, California;                        100,000          107,000
                  CTFS PTRN; 6.200%; August 1, 2008

         171,000  Contra Costa County, California;                        165,000          183,000
                  CTFS PTRN;  Merrithew Memorial
                  Hospital replacement Project;
                  6.400%; November 1, 2005

         100,000  Corona, California; Single Family                       100,000          101,000
                  Mortgage Revenue Service; 5.500%;
                  November 1, 2010

         100,000  Duarte, California; Redevelopment                       100,000          104,000
                  Agency; Tax Allocation; 5.950%;
                  September 1, 2004

                                   BDI INVESTMENT CORPORATION

                          SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                         June 28, 1997
                                           ----------

                                                                                      Value at
          Cost    Issuer and Title of Issue                          Par Value        Year End
          ----    -------------------------                          ---------        --------

                  Tax Exempt Bonds (97% of Investment Portfolio), Continued
     $   242,000  East Municipal Water & Sewer                      $   250,000     $   249,000
                  District of California; 5.375%;
                  July 1, 2013

         337,000  Emeryville, California;                               340,000         345,000
                  Public Financing Authority; Revenue Bond;
                  5.700%; September 1, 2007

         75,000   Escondido, California; Multi-Family Housing            75,000          75,000
                  Revenue; FNMA; 5.250%; January 1, 2005

         51,000   Los Angeles County, California;                        50,000          52,000
                  Multi-Family Housing Revenue;
                  FHA; 7.300%; July 20, 2011

         192,000  Metro Water District R.G.O.;                          225,000         222,000
                  5.250%; March 1, 2022

         500,000  Metro Water District; Waterworks                      500,000         502,000
                  Revenue 5.400%; July 1, 2010

         49,000   Metro Water District; Waterworks                       50,000          49,000
                  Revenue; 5.500%; July 1, 2019

         588,000  Metro Water District; Waterworks                      600,000         600,000
                  Revenue; 5.500%; July 1, 2013

         341,000  Metro Water District; Waterworks                      350,000         318,000
                  Revenue; 5.000%; July 1, 2020

         150,000  Midpeninsula Regional Open                            150,000         169,000
                  Space District; 6.950%;
                  September 1, 2008

         24,000   Montclair, California; 7.750%;                         25,000          29,000
                  October 1, 2011

                                   BDI INVESTMENT CORPORATION

                          SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                         June 28, 1997
                                           ----------
                                                                                      Value at
          Cost    Issuer and Title of Issue                          Par Value        Year End
          ----    -------------------------                          ---------        --------

                  Tax Exempt Bonds (97% of Investment Portfolio), Continued
     $    70,000  Morgan Hill, California;                         $    70,000       $    71,000
                  Redevelopment Agency Tax
                  Allocation; 5.250%; March 1, 1998

         125,000  Oakland, California; YMCA;                           125,000           138,000
                  7.400%; June 1, 2010

         43,000   Palmdale, California; Single                          45,000            48,000
                  Family Mortgage Revenue;
                  7.000%; September 1, 2011

         600,000  Placer Co., California Water Agency;                 600,000           612,000
                  5.500%; July 1, 2010

         151,000  Pleasanton, California; Certificate of               145,000           157,000
                  Participation CTFS Partnership; 6.700%;
                  October 1, 2006

         36,000   Redding, California; School District;                 40,000            37,000
                  5.000%; March 1, 2019

         235,000  Riverside County, California; Asset                  235,000           248,000
                  Leasehold  Revenue Hospital;
                  6.000%; June 1, 2004

         567,000  Riverside City, California;                          600,000           567,000
                  Electric RFDG Revenue; 5.000%;
                  October 1, 2013

         106,000  Rossmoor Community Services District;                105,000           107,000
                  5.800%; September 2, 2005

         52,000   Sacramento, California; New Public Housing            50,000            52,000
                  Authority; 6.000%; December 1, 2007

                                   BDI INVESTMENT CORPORATION

                          SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                          June 28, 1997
                                           ----------

                                                                                     Value at
          Cost    Issuer and Title of Issue                          Par Value        Year End
          ----    -------------------------                          ---------        --------

                  Tax Exempt Bonds (97% of Investment Portfolio), Continued

     $   190,000  San Clemente, California; LMTD                   $   190,000      $   197,000
                  Obligation Wastewater Treatment
                  Plant; 7.900%;  September 2, 1999

         158,000  San Francisco, California; City and                  155,000          163,000
                  County General Obligation; 6.100%;
                  June 15, 2007

         98,000   San Francisco, California; Port                      100,000          103,000
                  Commission;  5.500%; July 1, 2004

         50,000   San Francisco, California; New Public                 50,000           50,000
                  Housing Authority; 5.125%;
                  August 1, 2010

         200,000  San Joaquin, California; General                     200,000          208,000
                  Hospital Revenue; 5.900%;
                  September 1, 2003

         100,000  San Luis Obisbo, California;                         100,000          102,000
                  Water Treatment Plant;
                  5.375%; June 1, 2008

         105,000  San Luis Obisbo, California;                         105,000          107,000
                  Water Treatment Plant;
                  5.500%; June 1, 2009

         581,000  Santa Maria, California; Redevelopment;              600,000          558,000
                  5.000%; June 1, 2016

         85,000   Santa Margarita, California; Water Districts          85,000           86,000
                  #3 and #4; 7.500%; November 1, 2011

         193,000  Sierra Unified School District, California;          200,000          198,000
                  CTFS PARTN Financing; 5.65%;
                  March 1, 2004

                                    BDI INVESTMENT CORPORATION

                           SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                           June 28, 1997
                                            ----------

                                                                                        Value at
          Cost    Issuer and Title of Issue                           Par Value         Year End
          ----    -------------------------                           ---------         --------

                  Tax Exempt Bonds (97% of Investment Portfolio), Continued

     $    94,000  Sonoma, California; Community                      $    95,000      $    97,000
                  Redevelopment Agency, Tax Allocation;
                  7.900%; August 1, 2014

         246,000  Tahoe Forest Hospital District, California;            250,000          262,000
                  Insured Health Facility Revenue;
                  5.850%; August 1, 2004

         593,000  Tehachapi School District; 6.300%;                     600,000          609,000
                  August 1, 2021

         102,000  Temecula Valley Unified School District                100,000          105,000
                  Financing Project; California; 5.900%;
                  September 1, 2004

         45,000   Thousand Oaks, California; Redevelopment                45,000           46,000
                  Agency, Single Family Residential Mortgage
                  Revenue; 7.900%; January 1, 2016

         129,000  University of California, Revenue Bond, Series B;      130,000          135,000
                  5.875%; September 1, 2008

         575,000  Vallejo, California; Mortgage Revenue;                 575,000          566,000
                  5.650%; May 1, 2027

         335,000  Westminister City, California; Certificate of          335,000          340,000
                  Participation - Public Improvement Project;
                  5.750%; June 1, 2009
     -----------                                                     -----------      -----------
      12,490,000                                                      12,625,000       12,809,000
     -----------                                                     -----------      -----------

                                    BDI INVESTMENT CORPORATION

                           SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                          June 28, 1997
                                            ----------

                                                                                        Value at
          Cost    Issuer and Title of Issue                           Par Value         Year End
          ----    -------------------------                           ---------         --------

                  Tax Exempt Bonds (97% of Investment Portfolio), Continued

                  Puerto Rico
                  -----------
     $   343,000  Puerto Rico; HFC SFM Mortgage Revenue; 7.500%;     $   335,000      $   352,000
                  April 1, 2022

         267,000  Puerto Rico; Housing and Financial Corporation;        260,000          273,000
                  GNMA; 7.650%; October 15, 2022
      ----------                                                     -----------      -----------

         610,000                                                         595,000          625,000
      ----------                                                     -----------      -----------
      13,100,000                                                     $13,220,000       13,434,000
      ==========                                                     ===========       ==========



                  Partnership Interest Funds
                  (3% of Investment Portfolio)                             Units
                  ----------------------------                             -----
         570,000  Dean Witter Coldwell Banker Tax Exempt                  29,875          435,000
                  Mortgage Fund
      ----------                                                                      -----------

     $13,670,000                                                                      $13,869,000
     ===========                                                                      ===========


                                        BDI INVESTMENT CORPORATION

                                           FINANCIAL HIGHLIGHTS
                      For the Years Ended June 28, 1997, June 28, 1997, July 2, 1995,
                                      July 3, 1994 and June 27, 1993
                                                ----------

Selected data for each share of common stock follows:

                                               1997         1996         1995         1994         1993
                                           ---------    ---------    ---------    ---------    ---------
Investment income .....................    $     .58    $     .58    $     .61    $     .64    $     .72
Expenses ..............................          .05          .04          .05          .05          .05
                                           ---------    ---------    ---------    ---------    ---------
                  Net investment income          .53          .54          .56          .59          .67

Distributions from net investment
         income .......................         (.56)        (.50)        (.57)        (.59)        (.69)

Net realized and unrealized gain (loss)
         on investments ...............          .32          .16          .12         (.64)         .15
                                           ---------    ---------    ---------    ---------    ---------

Net increase (decrease) from investment
         operations ...................          .29          .20          .11         (.64)         .13

Net asset value:
         Beginning of period ..........         9.34         9.14         9.03         9.67         9.54

         End of period ................     $   9.63    $    9.34    $    9.14    $    9.03    $    9.67
                                           =========    =========    =========    =========    =========

Total return ..........................         7.81%        7.66%        7.53%        (.52)%       8.60%
                                           =========    =========    =========    =========    =========

Ratio of expenses to
         average net assets ...........          .47%         .44%         .50%         .55%         .48%
                                           =========    =========    =========    =========    =========

Ratio of net investment
         income to average net
         assets .......................         5.60%        5.76%        6.29%        6.15%        6.97%
                                           =========    =========    =========    =========    =========

Portfolio turnover ....................         5.24%       12.92%       15.47%       24.36%       35.72%
                                           =========    =========    =========    =========    =========

Number of shares outstanding
         at end of period                  1,421,551    1,421,551    1,421,551    1,421,551    1,421,551
                                           =========    =========    =========    =========    =========


                           BDI INVESTMENT CORPORATION

                                 CORPORATE DATA

                                   ----------



Chairman of the Board of Directors,               Arthur Brody
Chief Executive Officer, President
and Treasurer

Director                                          Edward Kane

Director                                          Michael Stolper

Secretary                                         Donald Brody

Counsel                                           Lowenstein, Sandler, Kohl,
                                                  Fisher and Boylan

Auditors                                          Coopers & Lybrand L.L.P.

Transfer agent                                    Registrar and Transfer Company

Custodian                                         Dean Witter Reynolds, Inc.